Restructuring - United States Restructuring Plan Charges Incurred (Details) - Hman Group holdings Inc and subsidiaries - United States Restructuring Plan - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 27, 2021	Mar. 28, 2020	Dec. 26, 2020	Dec. 28, 2019
Restructuring Cost and Reserve [Line Items]
Inventory valuation adjustments		$ 0
Severance	$ 74	131
Total	$ 74	$ 131	$ 4,779	$ 9,527